Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital management
Capital structure

	December 31,
	2021	2020

	(€ in thousands)
Equity	32,487	19,641
Share of total equity and liabilities	48.2%	36.9%
Current financial liabilities	14,882	19,770
Non-current financial liabilities	12,938	7,314
Total financial liabilities	27,820	27,084
Share of total equity and liabilities	41.2%	50.9%
Total equity and liabilities	67,459	53,227